Insurance (Liabilities for Guarantees) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	$ 5,490	$ 4,528	$ 3,424
Incurred guaranteed benefits	1,422	998	1,127
Paid guaranteed benefits	(60)	(36)	(23)
Balance at December 31,	6,852	5,490	4,528
Variable Annuity Guarantees | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	831	619	409
Incurred guaranteed benefits	335	248	233
Paid guaranteed benefits	(60)	(36)	(23)
Balance at December 31,	1,106	831	619
Variable Annuity Guarantees | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,872	1,535	1,231
Incurred guaranteed benefits	334	337	304
Paid guaranteed benefits	0	0	0
Balance at December 31,	2,206	1,872	1,535
Universal and Variable Life Contracts | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	2,787	2,374	1,784
Incurred guaranteed benefits	753	413	590
Paid guaranteed benefits	0	0	0
Balance at December 31,	3,540	2,787	2,374
Net Ceded/(Assumed)
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	945	799	353
Incurred guaranteed benefits	151	179	444
Paid guaranteed benefits	(55)	(33)	2
Balance at December 31,	1,041	945	799
Net Ceded/(Assumed) | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,007	846	683
Incurred guaranteed benefits	98	161	163
Paid guaranteed benefits	0	0	0
Balance at December 31,	1,105	1,007	846
Net Ceded/(Assumed) | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	(34)	(21)	(200)
Incurred guaranteed benefits	44	20	177
Paid guaranteed benefits	(55)	(33)	2
Balance at December 31,	(45)	(34)	(21)
Net Ceded/(Assumed) | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	(28)	(26)	(130)
Incurred guaranteed benefits	9	(2)	104
Paid guaranteed benefits	0	0	0
Balance at December 31,	(19)	(28)	(26)
Net
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	4,545	3,729	3,071
Incurred guaranteed benefits	1,271	819	683
Paid guaranteed benefits	(5)	(3)	(25)
Balance at December 31,	5,811	4,545	3,729
Net | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,780	1,528	1,101
Incurred guaranteed benefits	655	252	427
Paid guaranteed benefits	0	0	0
Balance at December 31,	2,435	1,780	1,528
Net | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	865	640	609
Incurred guaranteed benefits	291	228	56
Paid guaranteed benefits	(5)	(3)	(25)
Balance at December 31,	1,151	865	640
Net | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,900	1,561	1,361
Incurred guaranteed benefits	325	339	200
Paid guaranteed benefits	0	0	0
Balance at December 31,	$ 2,225	$ 1,900	$ 1,561